SHARE BASED COMPENSATION - Summary of total share-based compensation expenses (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	¥ 2,307	¥ 399
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	12	2
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	2,273	4
Research and development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted	¥ 22	¥ 393